Capital Assets (Assets Under Capital Lease) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 646,000	$ 705,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 4,528,000	$ 5,117,000